Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of property and equipment are stated at cost less accumulated and impairment
Property and equipment are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which range as follows:

Servers and computers	3 years
Furniture, fixtures, office and other equipment	3-10 years
Leasehold improvements	The shorter of the useful life or term of the lease

Schedule of disaggregation of revenue
For the years ended December 31, 2017, 2018 and 2019, substantially all of the Group’s net revenues were generated in the PRC. The following table provides information about disaggregated revenue by types:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Learning services	143,243	398,186	699,826

Online courses services	115,003	329,424	607,568
Fee-based premium services	28,240	68,762	92,258
Online marketing services	305,831	302,882	453,013
Learning products	6,672	30,530	152,044

Total net revenues	455,746	731,598	1,304,883